Note 2 - Loans and Allowance for Loan Losses - Impaired Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Recorded Investment, with no related allowance	$ 2,041,000	$ 2,203,000
Unpaid Principal Balance, with no related allowance	2,588,000	2,797,000
Average Recorded Investment, with no related allowance	2,000,000	3,237,000
Interest Income Recognized, with no related allowance	116,000	100,000
Recorded Investment, with related allowance	3,011,000	3,156,000
Unpaid Principal Balance, with related allowance	3,000,000	3,150,000
Related Allowance	1,136,000	1,164,000
Average Recorded Investment, with related allowance	3,605,000	3,783,000
Interest Income Recognized, with related allowance	100,000	94,000
Recorded Investment	5,052,000	5,359,000
Unpaid Principal Balance	5,588,000	5,947,000
Average Recorded Investment	5,605,000	7,020,000
Interest Income Recognized	216,000	194,000
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Recorded Investment, with no related allowance	1,090,000	1,196,000
Unpaid Principal Balance, with no related allowance	1,464,000	1,795,000
Average Recorded Investment, with no related allowance	1,090,000	1,862,000
Interest Income Recognized, with no related allowance	99,000	42,000
Recorded Investment, with related allowance	1,489,000	1,641,000
Unpaid Principal Balance, with related allowance	1,480,000	1,635,000
Related Allowance	795,000	852,000
Average Recorded Investment, with related allowance	1,590,000	1,782,000
Interest Income Recognized, with related allowance	83,000	77,000
Recorded Investment	2,579,000	2,837,000
Unpaid Principal Balance	2,944,000	3,430,000
Average Recorded Investment	2,680,000	3,644,000
Interest Income Recognized	182,000	119,000
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Recorded Investment, with no related allowance	951,000	317,000
Unpaid Principal Balance, with no related allowance	1,124,000	316,000
Average Recorded Investment, with no related allowance	910,000	320,000
Interest Income Recognized, with no related allowance	17,000	16,000
Recorded Investment, with related allowance	1,522,000	1,515,000
Unpaid Principal Balance, with related allowance	1,520,000	1,515,000
Related Allowance	341,000	312,000
Average Recorded Investment, with related allowance	2,015,000	2,001,000
Interest Income Recognized, with related allowance	17,000	17,000
Recorded Investment	2,473,000	1,832,000
Unpaid Principal Balance	2,644,000	1,831,000
Average Recorded Investment	2,925,000	2,321,000
Interest Income Recognized	34,000	33,000
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Recorded Investment, with no related allowance	0	690,000
Unpaid Principal Balance, with no related allowance	0	686,000
Average Recorded Investment, with no related allowance	0	822,000
Interest Income Recognized, with no related allowance	0	42,000
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	690,000
Unpaid Principal Balance	0	686,000
Average Recorded Investment	0	822,000
Interest Income Recognized	0	42,000
Real Estate Portfolio Segment [Member] | Farmland [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	233,000
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	233,000
Interest Income Recognized	0	0
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial Portfolio Segment [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural Installment and Other Portfolio Segment [Member]
Recorded Investment, with no related allowance	0	0
Unpaid Principal Balance, with no related allowance	0	0
Average Recorded Investment, with no related allowance	0	0
Interest Income Recognized, with no related allowance	0	0
Recorded Investment, with related allowance	0	0
Unpaid Principal Balance, with related allowance	0	0
Related Allowance	0	0
Average Recorded Investment, with related allowance	0	0
Interest Income Recognized, with related allowance	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	$ 0	$ 0